Vanguard® Developed Markets ex-US Value Index ETF
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.4%)
Australia (6.7%)
	BHP Group Ltd.	8,724	388
	ANZ Group Holdings Ltd.	5,189	131
	Westpac Banking Corp.	4,175	108
	National Australia Bank Ltd.	4,016	108
	Rio Tinto Ltd.	630	84
	Woodside Energy Group Ltd.	3,289	72
	Fortescue Ltd.	2,818	45
	Woolworths Group Ltd.	1,617	41
	Macquarie Group Ltd.	210	36
	Coles Group Ltd.	2,276	36
	Northern Star Resources Ltd.	2,424	33
	Santos Ltd.	5,505	31
	Wesfarmers Ltd.	518	30
	South32 Ltd.	7,606	26
	Telstra Group Ltd.	6,678	25
	Goodman Group	1,039	24
	Scentre Group	8,843	24
	Suncorp Group Ltd.	1,836	23
	Transurban Group	1,852	20
	Washington H Soul Pattinson & Co. Ltd.	605	19
	BlueScope Steel Ltd.	743	17
	APA Group	2,229	16
*	Mineral Resources Ltd.	298	16
	Sonic Healthcare Ltd.	837	12
	Stockland	4,107	12
	Vicinity Ltd.	6,627	12
	GPT Group	3,246	11
	Ampol Ltd.	404	10
	Ramsay Health Care Ltd.	322	9
	Aurizon Holdings Ltd.	2,906	9
	Mirvac Group	6,689	8
	Worley Ltd.	807	8
	Bendigo & Adelaide Bank Ltd.	963	7
	Computershare Ltd. (XASX)	265	7
	Sigma Healthcare Ltd.	3,468	7
	Orica Ltd.	446	7
	Dexus	1,822	7
	Cleanaway Waste Management Ltd.	3,797	6
	Atlas Arteria Ltd.	1,647	6
	Medibank Pvt Ltd.	1,873	6
	AGL Energy Ltd.	1,015	6
*	Lynas Rare Earths Ltd.	385	5
	Charter Hall Group	325	5
	Endeavour Group Ltd.	2,587	5
	ASX Ltd.	124	4
	JB Hi-Fi Ltd.	72	4
	Qube Holdings Ltd.	1,150	4
*	NEXTDC Ltd.	341	4
	Treasury Wine Estates Ltd.	1,370	4
	ALS Ltd.	244	4
	a2 Milk Co. Ltd.	771	3
	Yancoal Australia Ltd.	671	3
	SGH Ltd.	87	3
	SEEK Ltd.	178	2
	Steadfast Group Ltd.	663	2
	TPG Telecom Ltd.	765	2
	Reece Ltd.	198	2
			1,559

		Shares	Market Value ($000)
Austria (0.2%)
	OMV AG	244	18
	Raiffeisen Bank International AG	217	13
	voestalpine AG	178	10
	Vienna Insurance Group AG Wiener Versicherung Gruppe	60	4
	Strabag SE Class BR	27	3
	EVN AG	60	2
	Telekom Austria AG	124	1
			51
Belgium (1.0%)
	Anheuser-Busch InBev SA NV	1,700	136
*	Argenx SE	30	25
	UCB SA	75	22
	Ageas SA	243	19
	Groupe Bruxelles Lambert NV	171	16
	Ackermans & van Haaren NV	21	7
	Elia Group SA	34	5
	Financiere de Tubize SA	18	5
			235
Canada (10.5%)
	Enbridge Inc.	3,762	206
	Brookfield Corp.	3,794	173
	Bank of Nova Scotia	2,116	170
	Suncor Energy Inc.	2,067	129
	Barrick Mining Corp. (XTSE)	2,897	124
	Bank of Montreal	753	122
	TC Energy Corp.	1,794	119
	Manulife Financial Corp.	2,893	111
	Canadian Natural Resources Ltd.	2,238	102
	Sun Life Financial Inc.	966	69
	Cenovus Energy Inc.	2,295	63
	Agnico Eagle Mines Ltd.	319	59
	Nutrien Ltd.	816	56
	Power Corp. of Canada	904	55
	Cameco Corp.	479	54
	Canadian Pacific Kansas City Ltd.	605	54
	Fortis Inc. (XTSE)	861	48
	Pembina Pipeline Corp.	985	46
	Restaurant Brands International Inc.	587	44
	Canadian National Railway Co.	346	41
	Pan American Silver Corp.	714	41
	Wheaton Precious Metals Corp.	279	37
*	First Quantum Minerals Ltd.	1,145	35
	Teck Resources Ltd. Class B	490	32
	Franco-Nevada Corp.	134	31
	Brookfield Asset Management Ltd. Class A (XTSE)	638	31
	Magna International Inc.	445	29
	Emera Inc.	512	27
	Kinross Gold Corp.	883	27
	Great-West Lifeco Inc.	445	26
	Rogers Communications Inc. Class B	654	25
[1]	Hydro One Ltd.	539	22
	AltaGas Ltd.	527	20
	iA Financial Corp. Inc.	154	19
	George Weston Ltd.	265	19
	Intact Financial Corp.	91	18
	Lundin Mining Corp.	594	18
	Tourmaline Oil Corp.	398	18
	Loblaw Cos. Ltd.	316	14
	BCE Inc.	521	13
	Saputo Inc.	412	13
	TELUS Corp.	867	11
	Open Text Corp.	425	10
	Metro Inc.	142	9
	Toromont Industries Ltd.	52	9
	WSP Global Inc.	66	9
	Empire Co. Ltd. Class A	219	8
	CCL Industries Inc. Class B	103	7
*	CAE Inc.	244	6

		Shares	Market Value ($000)
	GFL Environmental Inc.	138	5
	AtkinsRealis Group Inc.	85	5
	Thomson Reuters Corp.	60	5
	Brookfield Wealth Solutions Ltd.	66	3
			2,447
Denmark (0.9%)
	Danske Bank A/S	1,117	59
	Vestas Wind Systems A/S	1,711	48
	Carlsberg A/S Class B	153	20
*,1	Orsted A/S	783	20
	AP Moller - Maersk A/S Class B	6	15
	AP Moller - Maersk A/S Class A	6	15
	Novonesis (Novozymes) B Class B	250	14
	Tryg A/S	539	13
	Coloplast A/S Class B	87	5
			209
Finland (1.7%)
	Nokia OYJ	9,301	137
	Nordea Bank Abp	3,009	58
	Sampo OYJ Class A (XHEL)	4,459	47
	UPM-Kymmene OYJ	894	26
	Neste OYJ	729	24
	Kone OYJ Class B	301	18
	Fortum OYJ	744	17
	Stora Enso OYJ Class R	1,039	12
	Elisa OYJ	244	12
	Kesko OYJ Class B	463	11
	Wartsila OYJ Abp	286	11
	Metso OYJ	563	11
			384
France (6.6%)
	TotalEnergies SE (TQEX)	3,467	304
	BNP Paribas SA	1,699	183
	Sanofi SA	1,842	161
	AXA SA	2,842	131
	Societe Generale SA	1,183	98
	Safran SA	247	88
	Air Liquide SA (XPAR)	332	69
	Orange SA	3,206	67
	Engie SA (XPAR)	2,156	66
	Vinci SA	393	57
	Veolia Environnement SA	1,132	46
	Cie Generale des Etablissements Michelin SCA	1,165	43
	Danone SA	530	38
	Credit Agricole SA	1,897	37
	Cie de Saint-Gobain SA	310	28
	Pernod Ricard SA	337	25
	Bouygues SA	319	19
	Publicis Groupe SA	198	19
	Legrand SA	105	18
	Kering SA	51	15
	Thales SA	46	13
*	Capgemini SE	85	10
	Bollore SE	1,192	8
	Dassault Aviation SA	12	4
			1,547
Germany (5.6%)
	Allianz SE (Registered)	652	289
	Siemens AG (Registered)	479	150
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	223	117
	Siemens Energy AG	618	117
	Deutsche Telekom AG (Registered)	2,948	99
	Deutsche Post AG	1,599	95
	BASF SE	1,544	91
	Mercedes-Benz Group AG	1,260	77
	Bayer AG (Registered)	1,691	72
	Bayerische Motoren Werke AG (XETR)	446	39
	Vonovia SE	1,425	36

		Shares	Market Value ($000)
	Fresenius SE & Co. KGaA	696	29
	Hannover Rueck SE	102	28
	adidas AG	120	23
	Continental AG	183	15
	Henkel AG & Co. KGaA (XTER)	163	12
	Talanx AG	100	12
*	Volkswagen AG	51	6
[1]	Siemens Healthineers AG	156	6
*	Traton SE	102	4
			1,317
Hong Kong (1.4%)
	AIA Group Ltd.	8,824	93
	Sun Hung Kai Properties Ltd.	2,604	44
	CK Hutchison Holdings Ltd.	4,610	41
	Jardine Matheson Holdings Ltd.	349	23
	CK Asset Holdings Ltd.	3,322	20
	BOC Hong Kong Holdings Ltd.	2,433	15
	Hongkong Land Holdings Ltd.	1,800	14
	CLP Holdings Ltd.	1,090	11
	Sino Land Co. Ltd.	6,432	10
	Henderson Land Development Co. Ltd.	2,298	9
	Power Assets Holdings Ltd.	1,023	8
	Swire Pacific Ltd. Class A	570	6
	Wharf Holdings Ltd.	1,605	5
	Galaxy Entertainment Group Ltd.	1,150	5
	Swire Properties Ltd.	1,659	5
	MTR Corp. Ltd.	1,020	4
	Sands China Ltd.	2,261	4
	CK Infrastructure Holdings Ltd.	461	4
[1]	BOC Aviation Ltd.	352	3
	HKT Trust & HKT Ltd.	2,009	3
*	Zijin Gold International Co. Ltd.	190	3
	DFI Retail Group Holdings Ltd. (Registered)	600	2
	Swire Pacific Ltd. Class B	1,199	2
	Cathay Pacific Airways Ltd.	816	1
[1]	Budweiser Brewing Co. APAC Ltd.	1,178	1
	HK Electric Investments & HK Electric Investments Ltd.	1,650	1
			337
Ireland (0.2%)
	Bank of Ireland Group plc	1,614	33
	Kerry Group plc Class A	94	8
			41
Israel (1.6%)
*	Teva Pharmaceutical Industries Ltd. ADR	2,019	71
*	Tower Semiconductor Ltd.	190	54
	Bank Hapoalim BM	1,165	30
	Bank Leumi Le-Israel BM	1,186	30
*	Nova Ltd.	51	26
	Phoenix Financial Ltd.	386	25
	Israel Discount Bank Ltd. Class A	2,074	23
	Mizrahi Tefahot Bank Ltd.	259	20
	Harel Insurance Investments & Financial Services Ltd.	189	12
	Clal Insurance Enterprises Holdings Ltd.	109	11
	ICL Group Ltd.	1,225	8
	Shufersal Ltd.	340	6
	Delek Group Ltd.	15	5
*	Migdal Insurance & Financial Holdings Ltd.	807	5
	Menora Mivtachim Holdings Ltd.	26	5
	Azrieli Group Ltd.	30	5
	Mivne Real Estate KD Ltd.	969	5
*	Camtek Ltd.	28	5
	Alony Hetz Properties & Investments Ltd.	283	4
	Strauss Group Ltd.	97	4
*	Shikun & Binui Ltd.	350	3
	Melisron Ltd.	21	3
	Amot Investments Ltd.	410	3
	FIBI Holdings Ltd.	30	3
	Israel Corp. Ltd.	6	2
*	Airport City Ltd.	93	2

		Shares	Market Value ($000)
*	Shapir Engineering & Industry Ltd.	109	2
*	Fattal Holdings 1998 Ltd.	6	2
	Gav-Yam Lands Corp. Ltd.	42	1
	Electra Ltd.	36	1
	Matrix IT Ltd.	42	1
	Ashtrom Group Ltd.	48	1
			378
Italy (2.8%)
	Intesa Sanpaolo SpA	17,002	115
	Enel SpA	8,213	92
	Eni SpA	3,520	92
	Generali	1,831	82
	Banco BPM SpA	2,568	40
	Banca Monte dei Paschi di Siena SpA	3,656	39
	STMicroelectronics NV	488	34
*	Stellantis NV	3,436	27
	Prysmian SpA	144	25
	Poste Italiane SpA	774	23
	BPER Banca SpA	1,620	22
	Unipol Assicurazioni SpA	765	19
	Snam SpA	1,885	14
	Leonardo SpA	223	14
	Terna - Rete Elettrica Nazionale	1,011	12
	Banca Mediolanum SpA	191	4
[1]	Infrastrutture Wireless Italiane SpA	259	2
	Davide Campari-Milano NV	280	2
			658
Japan (22.9%)
	Toyota Motor Corp.	12,268	232
	Mitsubishi Corp.	6,927	219
	Murata Manufacturing Co. Ltd.	3,208	202
	SoftBank Group Corp.	3,364	158
	Mitsubishi Electric Corp.	3,666	149
*	Kioxia Holdings Corp.	317	131
	Sumitomo Mitsui Financial Group Inc.	3,151	115
	Sumitomo Electric Industries Ltd.	1,360	105
	Hitachi Ltd.	3,156	102
	Panasonic Holdings Corp.	4,261	98
	Sumitomo Corp.	2,112	93
	Takeda Pharmaceutical Co. Ltd.	2,758	88
	KDDI Corp.	4,881	84
	ORIX Corp.	2,036	79
	Japan Tobacco Inc.	1,864	72
	ITOCHU Corp.	5,583	68
	Softbank Corp.	50,185	68
	Honda Motor Co. Ltd.	7,132	64
	Sompo Holdings Inc.	1,584	59
	Japan Post Bank Co. Ltd.	3,032	58
	Marubeni Corp.	1,708	56
	Toyota Tsusho Corp.	1,207	53
	Kyocera Corp.	2,382	52
	Resona Holdings Inc.	3,911	50
	Mitsubishi Heavy Industries Ltd.	2,078	49
	NTT Inc.	52,730	49
	Seven & i Holdings Co. Ltd.	4,062	47
	Bridgestone Corp.	2,088	45
	Mitsui Fudosan Co. Ltd.	4,716	45
	FUJIFILM Holdings Corp.	2,108	44
	Astellas Pharma Inc.	3,068	44
	Canon Inc.	1,538	41
	Sumitomo Mitsui Trust Group Inc.	1,196	41
	Nintendo Co. Ltd.	912	41
	Furukawa Electric Co. Ltd.	120	39
	Denso Corp.	3,306	39
	ENEOS Holdings Inc.	4,589	38
	Japan Post Holdings Co. Ltd.	2,923	38
	Resonac Holdings Corp.	313	37
	Sumitomo Realty & Development Co. Ltd.	1,587	37
	TDK Corp.	1,440	37

		Shares	Market Value ($000)
	Central Japan Railway Co.	1,641	36
	FANUC Corp.	741	36
	Ibiden Co. Ltd.	247	36
	Komatsu Ltd.	885	36
	Nippon Steel Corp.	9,109	32
	Kao Corp.	822	31
	Otsuka Holdings Co. Ltd.	422	31
	Kubota Corp.	1,698	30
	Daiwa House Industry Co. Ltd.	1,029	28
	Fujitsu Ltd.	1,315	28
	Mitsubishi Estate Co. Ltd.	1,105	28
	NEC Corp.	1,066	28
	Secom Co. Ltd.	696	28
	Asahi Kasei Corp.	2,315	26
	Sekisui House Ltd.	1,215	26
	Sumitomo Metal Mining Co. Ltd.	464	26
	Asahi Group Holdings Ltd.	2,578	25
	Kansai Electric Power Co. Inc.	1,738	25
	Suzuki Motor Corp.	1,997	25
	Chubu Electric Power Co. Inc.	1,285	24
	Kirin Holdings Co. Ltd.	1,379	23
	Osaka Gas Co. Ltd.	674	23
	East Japan Railway Co.	1,033	22
	Obayashi Corp.	1,090	22
	Tokyo Gas Co. Ltd.	542	22
	Nomura Holdings Inc.	2,647	21
	Inpex Corp.	945	21
	Rohm Co. Ltd.	581	20
	Yokohama Financial Group Inc.	1,940	20
	Toray Industries Inc.	2,550	19
	Ajinomoto Co. Inc.	542	18
	Chiba Bank Ltd.	1,201	18
	SMC Corp.	42	18
	Kajima Corp.	461	17
	Mitsubishi Chemical Group Corp.	2,321	17
	AGC Inc.	368	16
	Makita Corp.	475	16
	NGK Corp.	416	16
	Shimizu Corp.	924	16
	Daiwa Securities Group Inc.	1,586	15
	Fuji Electric Co. Ltd.	150	15
	Subaru Corp.	961	15
	NIDEC Corp.	868	15
	Shizuoka Financial Group Inc.	816	15
	Aisin Corp.	952	14
	Nippon Yusen KK	409	14
	Taisei Corp.	160	14
	Yamaha Motor Co. Ltd.	1,726	14
	Kyoto Financial Group Inc.	512	14
	Dai Nippon Printing Co. Ltd.	738	13
	Mitsubishi HC Capital Inc. (XTKS)	1,641	13
	Isuzu Motors Ltd.	910	13
	Minebea Mitsumi Inc.	442	13
	Terumo Corp.	852	13
	TOPPAN Holdings Inc.	455	13
	West Japan Railway Co.	771	13
	Idemitsu Kosan Co. Ltd.	1,463	13
	Fukuoka Financial Group Inc.	325	13
	Mebuki Financial Group Inc.	1,605	13
*	Rakuten Group Inc.	2,575	12
	Eisai Co. Ltd.	494	12
	Hankyu Hanshin Holdings Inc.	404	12
	JFE Holdings Inc.	1,084	12
	Sojitz Corp.	356	12
	Mitsubishi Gas Chemical Co. Inc.	331	12
	Mitsui OSK Lines Ltd.	349	12
	Omron Corp.	328	12
	Shiseido Co. Ltd.	678	12
	Hulic Co. Ltd.	1,145	12
	TOTO Ltd.	253	12

		Shares	Market Value ($000)
	Nippon Building Fund Inc.	15	12
	Nippon Express Holdings Inc.	370	12
	Amada Co. Ltd.	557	11
	LY Corp.	4,200	11
	Hachijuni Nagano Bank Ltd.	771	11
	Japan Exchange Group Inc.	891	11
	Sumitomo Chemical Co. Ltd.	2,810	11
	Yokohama Rubber Co. Ltd.	247	11
	MEIJI Holdings Co. Ltd.	449	11
	Brother Industries Ltd.	437	10
	Daito Trust Construction Co. Ltd.	521	10
	IHI Corp.	564	10
	Seiko Epson Corp.	533	10
	Niterra Co. Ltd.	162	10
*	Nissan Motor Co. Ltd.	4,029	10
	T&D Holdings Inc.	385	10
	Sekisui Chemical Co. Ltd.	671	10
	Shionogi & Co. Ltd.	518	10
	Tosoh Corp.	551	10
	Kandenko Co. Ltd.	208	9
	Kinden Corp.	196	9
	Mitsui Chemicals Inc.	633	9
	Nitto Denko Corp.	491	9
	Ricoh Co. Ltd.	966	9
	Sumitomo Forestry Co. Ltd.	1,048	9
	Japan Real Estate Investment Corp.	12	9
	SBI Holdings Inc.	461	8
	Hitachi Construction Machinery Co. Ltd.	232	8
	Kobe Steel Ltd.	672	8
	Kyushu Electric Power Co. Inc.	804	8
	Ono Pharmaceutical Co. Ltd.	518	8
	Yakult Honsha Co. Ltd.	494	8
	Yaskawa Electric Corp.	187	8
	Tokyu Fudosan Holdings Corp.	1,000	8
	Japan Post Insurance Co. Ltd.	907	8
	Daiwa House REIT Investment Corp.	10	8
	Japan Metropolitan Fund Investment	12	8
	United Urban Investment Corp.	8	8
	Nomura Real Estate Master Fund Inc.	8	8
	KDX Realty Investment Corp.	8	8
	GLP J-Reit	9	8
	Kokusai Electric Corp.	153	8
	Otsuka Corp.	386	7
	Haseko Corp.	415	7
	Dentsu Group Inc.	374	7
	Koito Manufacturing Co. Ltd.	370	7
	Oji Holdings Corp.	1,512	7
	Shimano Inc.	63	7
	Tokyo Tatemono Co. Ltd.	352	7
	Mazda Motor Corp.	1,018	7
	Electric Power Development Co. Ltd.	286	7
	Isetan Mitsukoshi Holdings Ltd.	325	7
	SG Holdings Co. Ltd.	792	7
	Air Water Inc.	389	6
	Credit Saison Co. Ltd.	250	6
	MISUMI Group Inc.	259	6
	NH Foods Ltd.	168	6
	Nissan Chemical Corp.	133	6
	Nikon Corp.	527	6
	Yamaha Corp.	768	6
	Nitori Holdings Co. Ltd.	352	6
	Medipal Holdings Corp.	344	6
	Tobu Railway Co. Ltd.	334	6
	Toyo Suisan Kaisha Ltd.	81	6
	Yamato Holdings Co. Ltd.	488	6
	Suntory Beverage & Food Ltd.	214	6
	Kyushu Railway Co.	262	6
	Nippon Prologis REIT Inc.	12	6
	Advance Residence Investment Corp.	6	6
	Iyogin Holdings Inc.	298	6

		Shares	Market Value ($000)
	ANA Holdings Inc.	271	5
	Hirose Electric Co. Ltd.	27	5
	Kikkoman Corp.	533	5
	Kuraray Co. Ltd.	521	5
	Kurita Water Industries Ltd.	97	5
	Marui Group Co. Ltd.	310	5
	Nippon Paint Holdings Co. Ltd.	717	5
	Nichirei Corp.	436	5
	Nisshin Seifun Group Inc.	424	5
	Tokyo Century Corp.	308	5
	Kewpie Corp.	196	5
	Shimadzu Corp.	202	5
	Tohoku Electric Power Co. Inc.	852	5
*	Tokyo Electric Power Co. Holdings Inc.	1,307	5
	Tokyu Corp.	518	5
	Lixil Corp.	488	5
	Toyo Seikan Group Holdings Ltd.	199	5
	Unicharm Corp.	918	5
	Yamato Kogyo Co. Ltd.	72	5
	Yamazaki Baking Co. Ltd.	262	5
	Cosmo Energy Holdings Co. Ltd.	217	5
	Tsuruha Holdings Inc.	400	5
	Nomura Real Estate Holdings Inc.	903	5
	Orix JREIT Inc.	9	5
	Invincible Investment Corp.	12	5
	Canon Marketing Japan Inc.	163	4
	Hamamatsu Photonics KK	214	4
	Kintetsu Group Holdings Co. Ltd.	189	4
	ALSOK Co. Ltd.	614	4
	Odakyu Electric Railway Co. Ltd.	346	4
	Rinnai Corp.	187	4
	Santen Pharmaceutical Co. Ltd.	298	4
	Stanley Electric Co. Ltd.	175	4
	Yokogawa Electric Corp.	136	4
	Iida Group Holdings Co. Ltd.	286	4
	J Front Retailing Co. Ltd.	268	4
	MatsukiyoCocokara & Co.	293	4
	Japan Airlines Co. Ltd.	244	4
	Trend Micro Inc.	81	3
	USS Co. Ltd.	283	3
	Square Enix Holdings Co. Ltd.	217	3
	Japan Steel Works Ltd.	57	3
	Kyowa Kirin Co. Ltd.	217	3
	Mitsubishi Motors Corp.	1,163	3
	Nissin Foods Holdings Co. Ltd.	189	3
	Shimamura Co. Ltd.	133	3
	Sundrug Co. Ltd.	115	3
	Toho Co. Ltd.	419	3
	Azbil Corp.	329	3
	Hakuhodo DY Holdings Inc.	488	3
	Persol Holdings Co. Ltd.	1,869	3
	Hoshizaki Corp.	78	3
	McDonald's Holdings Co. Japan Ltd.	51	3
	Fuji Media Holdings Inc.	79	2
	Acom Co. Ltd.	822	2
	Keio Corp.	518	2
	NOF Corp.	141	2
	BIPROGY Inc.	57	2
	Nippon Television Holdings Inc.	88	2
	Sapporo Holdings Ltd.	241	2
*	Sharp Corp.	473	2
	Sysmex Corp.	253	2
	TBS Holdings Inc.	57	2
	Kadokawa Corp.	111	2
	TIS Inc.	112	2
	Skylark Holdings Co. Ltd.	139	2
	Tokyo Metro Co. Ltd.	256	2
	OBIC Business Consultants Co. Ltd.	18	1
	Sugi Holdings Co. Ltd.	85	1
	ABC-Mart Inc.	81	1

		Shares	Market Value ($000)
	NS Solutions Corp.	48	1
	Sega Sammy Holdings Inc.	82	1
	Cosmos Pharmaceutical Corp.	27	1
*	Metaplanet Inc.	719	1
			5,351
Netherlands (2.3%)
	ING Groep NV	4,723	146
	Koninklijke Ahold Delhaize NV	1,554	65
	ArcelorMittal SA	723	50
	ABN AMRO Bank NV	963	38
	Heineken NV	469	37
	NN Group NV	446	37
	DSM-Firmenich AG	424	36
	Koninklijke Philips NV	1,327	35
	Koninklijke KPN NV	6,489	34
*,1	Adyen NV	18	20
	Heineken Holding NV	190	14
	EXOR NV	159	12
	Universal Music Group NV	476	11
	Wolters Kluwer NV	129	9
			544
New Zealand (0.1%)
	Meridian Energy Ltd.	2,192	8
	Auckland International Airport Ltd.	1,163	6
	Fisher & Paykel Healthcare Corp. Ltd.	247	5
	Mercury NZ Ltd.	1,177	5
	Contact Energy Ltd.	729	4
	Spark New Zealand Ltd.	3,204	4
	EBOS Group Ltd.	145	1
			33
Norway (0.9%)
	Equinor ASA	1,430	52
	Norsk Hydro ASA	2,213	27
	Aker BP ASA	515	19
	Telenor ASA	1,066	17
	Yara International ASA	277	15
	Storebrand ASA	738	14
	Orkla ASA	1,283	14
	Mowi ASA	388	9
	Gjensidige Forsikring ASA	322	9
	Frontline plc	241	8
	SpareBank 1 Sor-Norge ASA	352	7
	Aker ASA Class A	40	5
	Salmar ASA	48	3
	Leroy Seafood Group ASA	475	2
	Vend Marketplaces ASA Class B	87	2
*	Nordic Semiconductor ASA	111	2
	Wallenius Wilhelmsen ASA	172	2
	TOMRA Systems ASA	139	2
	Hafnia Ltd.	286	2
			211
Portugal (0.2%)
	EDP SA	5,107	26
	EDP Renovaveis SA (CHIX)	518	9
	Banco Comercial Portugues SA Class R	5,898	7
	Jeronimo Martins SGPS SA	166	3
			45
Singapore (1.1%)
	Oversea-Chinese Banking Corp. Ltd.	6,600	121
	Singapore Telecommunications Ltd.	5,700	19
	CapitaLand Integrated Commercial Trust	9,900	18
	CapitaLand Ascendas REIT	7,200	14
	Singapore Airlines Ltd.	2,400	13
	Wilmar International Ltd.	4,500	13
	Keppel Ltd.	1,118	9
	Capitaland Investment Ltd.	3,900	8
	UOL Group Ltd.	900	7
	Mapletree Industrial Trust	3,600	6

		Shares	Market Value ($000)
	Seatrium Ltd.	3,600	6
	Singapore Technologies Engineering Ltd.	600	5
	Genting Singapore Ltd.	9,600	5
	Mapletree Logistics Trust	5,700	5
	Mapletree Pan Asia Commercial Trust	3,900	4
	Jardine Cycle & Carriage Ltd.	100	2
			255
South Korea (7.9%)
	Samsung Electronics Co. Ltd. (XKRX)	3,941	827
	SK Square Co. Ltd.	153	127
	Hyundai Motor Co.	229	110
	Samsung Electro-Mechanics Co. Ltd.	39	55
	Hyundai Mobis Co. Ltd.	100	51
	Shinhan Financial Group Co. Ltd.	783	49
	Kia Corp.	410	46
	Samsung Life Insurance Co. Ltd.	180	46
	POSCO Holdings Inc.	127	36
	LG Electronics Inc. (XKRX)	177	34
*	Doosan Enerbility Co. Ltd.	446	31
	KB Financial Group Inc.	286	29
	SK Inc.	61	27
	Hana Financial Group Inc.	328	25
*	Samsung Heavy Industries Co. Ltd.	1,223	23
	Woori Financial Group Inc.	1,144	23
	Samsung Fire & Marine Insurance Co. Ltd.	57	22
	KT&G Corp.	166	20
	Samsung C&T Corp.	69	20
	Doosan Co. Ltd.	12	16
	LG Corp.	151	15
	LG Innotek Co. Ltd.	15	15
	SK Telecom Co. Ltd.	178	12
*	Hanwha Ocean Co. Ltd.	136	11
	Korea Electric Power Corp.	436	11
	LG Chem Ltd. (XKRX)	42	10
*	SK Innovation Co. Ltd.	120	9
	Korea Zinc Co. Ltd.	9	8
	DB Insurance Co. Ltd.	72	7
	HMM Co. Ltd.	527	7
	Industrial Bank of Korea	446	6
	Korean Air Lines Co. Ltd.	313	6
*	LG Display Co. Ltd.	534	6
	Hyundai Glovis Co. Ltd.	40	6
	NC Corp.	24	5
*	Hanwha Solutions Corp.	181	5
	Samsung Securities Co. Ltd.	57	5
	Hyundai Engineering & Construction Co. Ltd.	52	5
	NH Investment & Securities Co. Ltd.	253	5
	Hankook Tire & Technology Co. Ltd.	124	5
	Samsung SDS Co. Ltd.	27	5
	Kakao Corp.	133	4
	LG Uplus Corp.	358	4
	Hyundai Steel Co.	142	4
	Hanwha Corp. (XKRX)	48	4
	Korea Aerospace Industries Ltd.	33	4
	GS Holdings Corp.	75	4
	Amorepacific Corp.	51	4
*	Peptron Inc.	21	4
	Posco International Corp.	78	3
	POSCO Future M Co. Ltd.	18	3
*	HLB Inc.	99	3
*	SKC Co. Ltd.	24	2
	CJ Corp.	21	2
	LG H&H Co. Ltd. (XKRX)	15	2
	S-Oil Corp.	30	2
	Sam Chun Dang Pharm Co. Ltd.	9	2
	Yuhan Corp.	33	2
	CJ CheilJedang Corp. (XKRX)	13	2
*	LigaChem Biosciences Inc.	18	2
*	Rainbow Robotics	5	2

		Shares	Market Value ($000)
	Korea Gas Corp.	48	1
	Samsung Card Co. Ltd.	39	1
[1]	Netmarble Corp.	43	1
*	SK Biopharmaceuticals Co. Ltd.	19	1
*	Ecopro Materials Co. Ltd.	21	1
*	Doosan Robotics Inc.	15	1
*	SK Bioscience Co. Ltd.	10	—
			1,846
Spain (2.3%)
	Banco Santander SA	15,773	197
	Iberdrola SA (XMAD)	3,905	89
	ACS Actividades de Construccion y Servicios SA	356	52
	Repsol SA	1,873	48
	Industria de Diseno Textil SA	629	39
	Telefonica SA	6,727	31
	Banco de Sabadell SA	8,515	29
	Naturgy Energy Group SA	832	27
	Endesa SA	539	22
[1]	Aena SME SA	277	8
*	EDP Renovaveis SA	4	—
			542
Sweden (2.7%)
	Volvo AB Class B	2,753	97
	Telefonaktiebolaget LM Ericsson Class B	4,956	65
	Swedbank AB Class A	1,592	59
	Investor AB Class B	1,213	50
	Sandvik AB	850	35
	Essity AB Class B	1,003	28
	Svenska Handelsbanken AB Class A	1,494	22
	Telia Co. AB	3,932	21
	Assa Abloy AB Class B	497	18
	Tele2 AB Class B	940	18
	Boliden AB	292	18
	Skanska AB Class B	605	16
	SKF AB Class B	572	15
	Securitas AB Class B	852	14
	H & M Hennes & Mauritz AB Class B	813	14
	Hexagon AB Class B	1,358	12
	SSAB AB Class B	1,033	11
	Svenska Cellulosa AB SCA Class B	999	11
	Volvo AB Class A	324	11
	Alfa Laval AB	153	9
	Getinge AB Class B	370	8
	Castellum AB	626	8
	L E Lundbergforetagen AB Class B	124	7
*	Fastighets AB Balder Class B	1,180	7
	Trelleborg AB Class B	129	6
	Industrivarden AB Class C	109	6
	Axfood AB	187	5
	Holmen AB Class B	154	5
*	Verisure plc	385	5
	SSAB AB Class A	361	4
	Industrivarden AB Class A	75	4
	Nibe Industrier AB Class B	834	3
*	Volvo Car AB Class B	1,060	3
	Sweco AB Class B	136	2
	Sagax AB Class B	111	2
	Sagax AB Class D	191	1
*	Octave Intelligence plc SDR	18	—
			620
Switzerland (6.1%)
	Nestle SA (Registered)	4,416	448
	Novartis AG (Registered)	1,501	226
	Roche Holding AG	526	221
	Zurich Insurance Group AG	262	186
	Holcim AG	877	86
	Swiss Life Holding AG (Registered)	48	52
	Cie Financiere Richemont SA Class A (Registered)	204	44
	Swiss Re AG	268	40

		Shares	Market Value ($000)
	Swisscom AG (Registered)	44	38
	Sandoz Group AG	382	32
	Chocoladefabriken Lindt & Spruengli AG	2	24
	Schindler Holding AG (XSWX)	27	9
	Roche Holding AG	18	8
	Schindler Holding AG (Registered)	12	4
	EMS-Chemie Holding AG (Registered)	3	3
			1,421
United Kingdom (12.1%)
	Shell plc (XLON)	9,807	414
	HSBC Holdings plc	17,248	324
	British American Tobacco plc	3,391	210
	Rio Tinto plc	1,847	196
	BP plc	27,015	191
	AstraZeneca plc	905	168
	National Grid plc	8,599	138
*	Glencore plc	16,376	125
	Anglo American plc	2,038	109
	Lloyds Banking Group plc	60,297	83
	Diageo plc	3,873	79
	Barclays plc	12,824	78
	GSK plc	2,916	74
	Tesco plc	10,982	64
	Prudential plc (XLON)	4,303	61
	Vodafone Group plc	33,155	50
	Standard Chartered plc	1,840	49
	Imperial Brands plc	1,288	47
	Aviva plc	5,182	43
	Legal & General Group plc	9,659	35
	SSE plc	1,057	33
	Antofagasta plc	584	32
	BT Group plc	9,632	27
	Segro plc	2,294	22
	Haleon plc	4,640	21
	Fresnillo plc	313	14
	Standard Life plc	1,364	14
	International Consolidated Airlines Group SA Class DI	2,246	13
	Associated British Foods plc	482	12
	Schroders plc	1,497	12
	J Sainsbury plc	2,839	11
	United Utilities Group plc	577	11
	Smith & Nephew plc	660	10
	Diploma plc	96	9
	Bunzl plc	262	8
	Marks & Spencer Group plc	1,442	7
	Severn Trent plc	181	7
	Melrose Industries plc (XLON)	1,144	7
	Pearson plc	413	6
[1]	Airtel Africa plc	469	2
			2,816
United States (0.6%)
*	Spotify Technology SA	118	59
	AerCap Holdings NV	277	38
*	Sea Ltd. ADR	220	20
	Golar LNG Ltd.	174	9
*	Ascendis Pharma A/S	33	7
	ZIM Integrated Shipping Services Ltd.	205	5
*	Grab Holdings Ltd. Class A	1,099	4
*	Wix.com Ltd.	43	2
*	Pagaya Technologies Ltd. Class A	54	1
			145
Total Common Stocks (Cost $22,357)			22,992
Preferred Stocks (1.3%)
	Samsung Electronics Co. Ltd. Preference Shares	1,399	187
*	Volkswagen AG Preference Shares	349	37
	Henkel AG & Co. KGaA Preference Shares	274	21
	Hyundai Motor Co. Preference Shares (XKRX)	60	11

		Shares	Market Value ($000)
*	Dr. Ing hc F Porsche AG Preference Shares	184	10
	Bayerische Motoren Werke AG Preference Shares	93	8
	Hyundai Motor Co. Preference Shares (XKRX)	36	7
	Samsung Electro-Mechanics Co. Ltd. Preference Shares	14	7
	Hyundai Motor Co. Preference Shares	23	4
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	11	3
	Doosan Co. Ltd. Preference Shares	6	3
	NH Investment & Securities Co. Ltd. Preference Shares	162	3
	LG Chem Ltd. Preference Shares	12	2
	LG Electronics Inc. Preference Shares	30	2
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	124	1
	Hanwha Corp. Preference Shares	28	1
	Korea Investment Holdings Co. Ltd. Preference Shares	9	1
	LG H&H Co. Ltd. Preference Shares	2	—
	CJ Corp. Preference Shares	2	—
	Amorepacific Corp. (XKRX) Preference Shares	10	—
	CJ CheilJedang Corp. Preference Shares	2	—
	CJ Corp. Preference Shares (XKRX)	2	—
	S-Oil Corp. Preference Shares	4	—
	LG Corp. Preference Shares	4	—
	Samsung C&T Corp. Preference Shares	2	—
Total Preferred Stocks (Cost $251)			308
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund, 3.667% (Cost $13)	128	13
Total Investments (99.8%) (Cost $22,621)			23,313
Other Assets and Liabilities—Net (0.2%)			50
Net Assets (100%)			23,363
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $85, representing 0.4% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.
SDR—Special Drawing Rights

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2026	1	38	—

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	6/17/2026	EUR	16	USD	18	—	—
State Street Bank & Trust Co.	6/17/2026	JPY	2,242	USD	14	—	—
State Street Bank & Trust Co.	6/17/2026	USD	20	EUR	17	—	—
						—	—
EUR—euro.
JPY—Japanese yen.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	2,592	—	—	2,592
Common Stocks—Other	71	20,329	—	20,400
Preferred Stocks	—	308	—	308
Temporary Cash Investments	13	—	—	13
Total	2,676	20,637	—	23,313
Derivative Financial Instruments
Assets
Futures Contracts[1]	—	—	—	—
Liabilities
Forward Currency Contracts	—	—	—	—
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.